Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events
Subsequent Events	23. Subsequent Events The Group evaluated subsequent events through July 30, 2019, which is the date when the interim unaudited condensed consolidated financial statements were issued.